Subsequent Events (Details Narrative)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 30, 2025 USD ($) $ / shares shares	Jul. 20, 2025 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Oct. 30, 2025 $ / shares	Jul. 20, 2025 $ / shares shares	Mar. 02, 2025 $ / shares	Mar. 02, 2025 $ / shares	Dec. 29, 2023 $ / shares	Dec. 08, 2023 $ / shares	Apr. 21, 2023 $ / shares
Subsequent Event [Line Items]
Exercise price | $ / shares												$ 0.82	$ 0.82
Aggregate price offering amount			$ 500,000	$ 133,000	$ 194,000	$ 790,000
Payable to related party							$ 710,000
Non-capital tax loss carryforwards in Canada						17,600,000
Non-capital tax loss carryforwards in Canada						13,200,000
Deferred tax liability						$ 1,500,000
Encompass Capital Advisors LLC [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares														$ 1.21
2025 Letter Agreement [Member]
Subsequent Event [Line Items]
Shares issued, price per share | (per share)										$ 0.2894	$ 0.4168
2025 Letter Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Acquire an additional units | shares	12,464,000
Shares issued, price per share | (per share)	$ 0.16							$ 0.255
Proceeds from acquisition	$ 2,000,000.0
Common share at a price | $ / shares								$ 0.30
2025 Letter Agreement [Member] | Subsequent Event [Member] | Jacob Warnock [Member]
Subsequent Event [Line Items]
Percentage of offering fee	5.00%
Gross proceeds from offering	$ 100,000
Subscription Agreements [Member] | Encompass Capital Advisors LLC [Member]
Subsequent Event [Line Items]
Shares issued, price per share | (per share)		$ 0.19406							$ 0.26625
Gross proceeds from offering		$ 5,000,000.0
Ownership percentage		5.00%
Shares issued | shares		25,765,259							25,765,259
Exercise price | $ / shares									$ 0.355
Aggregate price offering amount		$ 2,000,000.0
A&R Registration Rights Agreements [Member]
Subsequent Event [Line Items]
Aggregate price offering amount		$ 25,000,000